Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		€ 15,761		€ 13,094
Effect of adopting IFRS 16		(23)
Reclassified from held for sale				104
Translation adjustment		377		259
Reclassifications		0
Transfer (to)/from leased assets (note 22)		12
Additions at cost		1,229		1,121
Additions to leased mineral reserves (note 21) (ii)	[1]	86
Arising on acquisition (note 32)		253		2,614
Disposals at net carrying amount		(529)		(324)
Depreciation charge for year (iii)	[2]	(1,204)		(1,071)
Impairment charge for year (iv)	[3]	(8)		(36)
Ending Balance		15,954		15,761
Total property, plant and equipment		17,424
Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)	[4]	1,470
Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		15,761		13,094
Ending Balance		15,954		15,761
Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		25,499		22,180
Ending Balance		26,146		25,499
Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(9,738)		(9,086)
Ending Balance		(10,192)		(9,738)
Land and buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[5]	6,972		6,224
Effect of adopting IFRS 16	[5]	(7)
Reclassified from held for sale	[5]			22
Translation adjustment	[5]	155		139
Reclassifications	[5]	101		71
Transfer (to)/from leased assets (note 22)	[5]	(5)
Additions at cost	[5]	72		74
Additions to leased mineral reserves (note 21) (ii)	[1],[5]	86
Arising on acquisition (note 32)	[5]	152		832
Disposals at net carrying amount	[5]	(405)		(158)
Depreciation charge for year (iii)	[2]	(251)	[5]	(232)
Impairment charge for year (iv)	[3],[5]	(3)
Ending Balance	[5]	6,867		6,972
Land and buildings [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)	[4],[5]	1,086
Land and buildings [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[5]	6,972		6,224
Ending Balance	[5]	6,867		6,972
Land and buildings [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[5]	9,335		8,472
Ending Balance	[5]	9,189		9,335
Land and buildings [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[5]	(2,363)		(2,248)
Ending Balance	[5]	(2,322)		(2,363)
Plant and machinery [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		8,196		6,319
Effect of adopting IFRS 16		(20)
Reclassified from held for sale				79
Translation adjustment		203		112
Reclassifications		446		386
Transfer (to)/from leased assets (note 22)		17
Additions at cost		590		541
Arising on acquisition (note 32)		94		1,759
Disposals at net carrying amount		(120)		(161)
Depreciation charge for year (iii)	[2]	(953)		(839)
Impairment charge for year (iv)	[3]	(5)
Ending Balance		8,448		8,196
Plant and machinery [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)	[4]	337
Plant and machinery [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		8,196		6,319
Ending Balance		8,448		8,196
Plant and machinery [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		15,535		13,157
Ending Balance		16,283		15,535
Plant and machinery [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(7,339)		(6,838)
Ending Balance		(7,835)		(7,339)
Assets in course of construction [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		593		551
Effect of adopting IFRS 16		4
Reclassified from held for sale				3
Translation adjustment		19		8
Reclassifications		(547)		(457)
Transfer (to)/from leased assets (note 22)		0
Additions at cost		567		506
Arising on acquisition (note 32)		7		23
Disposals at net carrying amount		(4)		(5)
Depreciation charge for year (iii)	[2]	0
Impairment charge for year (iv)	[3]	0		(36)
Ending Balance		639		593
Assets in course of construction [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)	[4]	47
Assets in course of construction [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		593		551
Ending Balance		639		593
Assets in course of construction [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		629		551
Ending Balance		674		629
Assets in course of construction [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(36)
Ending Balance		€ (35)		€ (36)

[1]	Relates to leased mineral reserves which fall outside the scope of IFRS 16.
[2]	The depreciation charge for the year includes €33 million (2018: €41 million; 2017: €55 million) relating to discontinued operations.
[3]	The impairment charge of €8 million (2018: €36 million; 2017: €nil million) principally relates to the write-down of property, plant and equipment in Americas Materials and Europe Materials. The charge includes €1 million (2018: €nil million; 2017: €nil million) relating to discontinued operations.
[4]	See note 22 for more detailed information on right-of-use assets and lease liabilities of the Group under IFRS 16.
[5]	The carrying value of mineral-bearing land included in the land and buildings category above amounted to €2,880 million at the balance sheet date (2018: €3,112 million).